Summary of Significant Accounting Policies - Summary of Net Loss Per Share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net loss – basic and diluted	$ (19,017,267)	$ (13,558,877)
Denominator
Weighted-average shares of common stock outstanding – basic and diluted	2,901,990	2,356,483
Net loss per share:
Basic and Diluted	$ (6.55)	$ (5.75)